ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (128,226)	$ (19,651)	¥ (123,501)	¥ (98,759)
Other operating income (expense), net	7,703	1,181	(3,735)	(668)
Other income, net	3,161	484	834	11,531
Loss before income taxes	(467,108)	(71,588)	(501,827)	(382,033)
Net loss attributable to ordinary shareholders	(456,533)	(69,967)	(499,606)	(380,091)
Other comprehensive income (loss), net of tax of nil
Unrealized securities holding (loss) gains	1,137	174	7,335	8,734
Realized securities holding gains	(970)	(149)	(9,635)	(10,869)
Foreign currency translation adjustments	(13,697)	(2,099)	11,668	21,658
Comprehensive loss	(470,063)	(72,041)	(490,238)	(360,568)
Parent
Operating expenses:
General and administrative expenses	(14,202)	(2,176)	(8,523)	(2,145)
Interest income (expense), net	166	25	593	371
Other operating income (expense), net				31
Other income, net	2,199	337	7,161	3,253
Loss before income taxes	(11,837)	(1,814)	(769)	1,510
Share of loss of subsidiaries and VIEs	(444,696)	(68,153)	(498,837)	(381,601)
Net loss attributable to ordinary shareholders	(456,533)	(69,967)	(499,606)	(380,091)
Other comprehensive income (loss), net of tax of nil
Unrealized securities holding (loss) gains			3,356	(286)
Realized securities holding gains			(4,962)	(399)
Foreign currency translation adjustments	(13,697)	(2,099)	11,668	21,658
Unrealized securities holding gains of subsidiaries and VIEs	1,137	174	3,979	9,020
Realized securities holding gains of subsidiaries and VIEs	(970)	(149)	(4,673)	(10,470)
Comprehensive loss	¥ (470,063)	$ (72,041)	¥ (490,238)	¥ (360,568)